COMMITMENTS AND CONTINGENT LIABILITIES - ENVIRONMENTAL CONTINGENCIES - NARRATIVES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [abstract]
Pollutant discharge fees	¥ 7,851	¥ 6,358	¥ 5,813